Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, an intensive program of monitoring on our corporate network, continuous testing of aspects of our security posture internally, a robust incident response program and regular cybersecurity awareness training for employees. Besides, we engage third-party service providers to assess our internal cybersecurity programs and compliance with applicable practices and standards. Our IT department works closely with third-party service providers to ensure their compliance with our cybersecurity standards and to assess risks arising from our engagements with them. Our information security department regularly monitors the performance of our apps, platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	We have also integrated cybersecurity risk management into our overall enterprise risk management system.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our Board is responsible for overseeing our cybersecurity risk management. Our Board shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the relevant disclosure issues, if any, presented by our chief executive officer, chief financial officer and cybersecurity officer on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our chief executive officer, chief financial officer and cybersecurity officer.

At management level, our chief executive officer, chief financial officer and cybersecurity officer, which are collectively referred to as our Cybersecurity Risk Management Officers, are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents. Our Cybersecurity Risk Management Officers report  to our Board (i) on a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the relevant disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F. Our cybersecurity officer is familiar with our company’s operational and data collection practice. Our cybersecurity officer also possesses thorough knowledge of the relevant information security and data compliance regulations.

If a cybersecurity incident occurs, our Cybersecurity Risk Management Officers will promptly organize relevant personnel for internal assessment and if it is determined that the incident could potentially be a material cybersecurity event, our Cybersecurity Risk Management Officers will promptly report the incident and assessment results to our disclosure committee, our Board, and other members of senior management and external legal counsel, to the extent appropriate. Our Cybersecurity Risk Management Officers shall prepare disclosure material on the cybersecurity incident for review and approval by the Board, and other members of senior management (if necessary), before it is disseminated to the public.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board is responsible for overseeing our cybersecurity risk management.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the relevant disclosure issues, if any, presented by our chief executive officer, chief financial officer and cybersecurity officer on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our chief executive officer, chief financial officer and cybersecurity officer.
Cybersecurity Risk Role of Management [Text Block]

At management level, our chief executive officer, chief financial officer and cybersecurity officer, which are collectively referred to as our Cybersecurity Risk Management Officers, are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents. Our Cybersecurity Risk Management Officers report  to our Board (i) on a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the relevant disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F. Our cybersecurity officer is familiar with our company’s operational and data collection practice. Our cybersecurity officer also possesses thorough knowledge of the relevant information security and data compliance regulations.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	our chief executive officer, chief financial officer and cybersecurity officer, which are collectively referred to as our Cybersecurity Risk Management Officers, are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incidents.